Provisions - Summary (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions
Provisions for pensions and similar obligations	$ 7,433	$ 6,406
Provisions.	10,604	9,104		$ 6,800	$ 6,730
Provision for taxes and legal matters
Provisions
Other provisions	1,898	1,558
Provisions for off-balance sheet risk
Provisions
Other provisions	1,232	1,075	$ 1,075
Other provisions
Provisions
Other provisions	$ 41	$ 65